Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Reconciles our effective tax rate to the federal statutory tax rate in the United States
U.S. federal statutory rate	35.00%	35.00%	35.00%
State taxes, net of U.S. federal tax benefit	1.10%	1.80%	1.80%
Income taxed at other than U.S. federal statutory rate	(0.40%)	(1.00%)	(1.30%)
Tax benefit from U.S. manufacturing	(2.20%)	(1.70%)	(1.70%)
Capital loss benefit	(2.70%)		(1.20%)
Nondeductible goodwill on Fetzer sale	2.10%
Other, net	(1.90%)		(1.50%)
Effective rate	31.00%	34.10%	31.10%
Reconciliation of beginning and ending unrecognized tax benefits
Unrecognized tax benefits at beginning of year	$ 35	$ 26	$ 35
Additions for tax positions provided in prior periods	1		1
Additions for tax positions provided in current period	14	13	4
Decreases for tax positions provided in prior years	(4)
Settlements of tax positions in the current period	(5)	(3)	(2)
Lapse of statutes of limitations	(1)	(1)	(12)
Unrecognized tax benefits at end of year	$ 40	$ 35	$ 26